Summary Prospectus April 30, 2010

ING Global Resources Portfolio

Class / Ticker	S/IGRSX

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Prospectus and Statement of Additional Information (“SAI”), both dated April 30, 2010, and most recent financial report to shareholders dated December 31, 2009 are incorporated by reference into (are legally considered part of) this Summary Prospectus. For free paper or electronic copies of the Prospectus and other Portfolio information (including the SAI and most recent financial report to shareholders), go to www.INGFunds.com/vp/literature, email a request to Literature_request@INGFunds.com, call 1-800-366-0066, or ask your salesperson, financial intermediary, or retirement plan administrator.

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator. The Management Agreement provides for a “bundled fee” arrangement under which the Adviser provides (in addition to advisory services), custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S
Management Fees	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.91%
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$93	290	504	1,120

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 77% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. A company is considered to be in a natural resources industry when it is significantly engaged, directly or indirectly, in natural resources, meaning that at least 50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing, fabricating, transporting, trading, distributing or owning natural resources assets. For these purposes, companies in the natural resources industries include those significantly engaged, directly or indirectly, in the following industries: Integrated Oil and Gas; Oil and Gas Exploration and Production; Oil and Gas Storage and Transportation; Oil and Gas Refining and Marketing; Coal and Consumable Fuels; Energy Equipment & Services; Metals & Mining; Precious Metals; Paper & Forest Products; Containers & Packaging; Gas Utilities; Real Estate Investment Trusts; Industrial Conglomerates; Diversified Consumer Materials; Electric Utilities; and Independent Power Producers and Energy Traders.

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The Portfolio is permitted to invest up to a maximum of 50% of its net assets in any single industry that is engaged in any of the types of natural resources set out above. The investment strategy is based on the Sub-Adviser’s belief that investment in securities of companies in natural resources industries can protect against eroding monetary values or a rise in activity which consumes one or more types of commodities. The Portfolio also may invest in: securities issued by companies that are not in natural resources industries; investment-grade corporate debt; repurchase agreements; and derivatives. The Portfolio is permitted to invest directly in commodities including gold bullion and coins. The Portfolio may invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stocks; direct equity interests in trusts (including Canadian Royalty Trusts); preferred stocks; partnerships, including master limited partnerships; restricted securities; American Depositary Receipts; and Global Depositary Receipts.

The Portfolio normally invests in companies with a large market capitalization, but may also invest in mid- and small-sized companies. The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Portfolio is permitted to invest in derivative securities and structured notes, whose value is linked to the price of a commodity or commodity index.

The Portfolio is non-diversified, which means that it may invest a significant portion or its assets in a single issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Commodities  The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Concentration  As a result of the Portfolio concentrating its assets in securities related to a particular industry/sector, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Portfolio could underperform funds that have greater industry diversification.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Issuer Non-Diversification  The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain

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out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments  Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Calendar Year Total Returns Class S (as of December 31 of each year)

Best quarter: 3rd 2005, 23.63% and Worst quarter: 3rd 2008, (29.94)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs	10 Yrs	Inception Date
Class S	%	37.51	12.57	9.46	01/24/89
S&P 500® Index[1]	%	26.46	0.42	(0.95)	—
S&P North American Natural Resources Sector Index[1]	%	37.54	11.14	9.22	—
1	The index returns do not reflect deductions for fees, expenses, or taxes.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	ING Investment Management Co.
Portfolio Managers
David Powers	Joseph Bassett
Portfolio Manager (since 12/07)	Portfolio Manager (since 04/10)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment

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companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

SPRO-IITGRS

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